Net finance expense - Net finance expense recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Interest income	$ 6,539	$ 15,895	$ 20,620
Dividends from other shares	5,351	1,050	0
Income on recycling hedges from OCI into P&L	0	0	25,749
Change in fair value of fuel derivatives recognized in P&L	0	0	3,210
Foreign exchange gains	10,986	21,744	17,590
Finance income	22,876	38,689	67,168
Interest expense on financial liabilities measured at amortized cost	(375,286)	(145,562)	(132,268)
Interest expense on lease liabilities	(3,537)	(275)	(631)
Change in fair value of fuel derivatives recognized in P&L	0	0	(8,276)
Fair value adjustment on interest rate swaps	(3,407)	0	37
Other financial charges	(14,296)	(9,249)	(13,513)
Foreign exchange losses	(33,291)	(14,253)	(17,246)
Finance expenses	(429,817)	(169,339)	(171,897)
Net finance expenses	$ (406,941)	$ (130,650)	$ (104,729)